SHARE CAPITAL (Stock Options) (Details)	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Jan. 31, 2012 Stock Options [Member] USD ($)	Dec. 31, 2012 Stock Options [Member] USD ($)	Dec. 31, 2012 Stock Options [Member] Options granted prior to 2006 [Member]	Dec. 31, 2010 Restricted Stock Units (RSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Shares authorized							10,142,433
Vesting period						24 months	0 years	3 years
Ordinary shares, par value per share				1	1
Shares granted	112,500					100,000	12,500		20,000
Granted						$ 1.50	$ 1.50